Other Assets and Liabilities	12 Months Ended
Mar. 31, 2023
Other Assets And Liabilities [Abstract]
Other Assets and Liabilities	OTHER ASSETS AND LIABILITIES
Major components of other assets and liabilities at March 31, 2022 and 2023 were as follows:

	2022	2023
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥644,443	¥754,483
Other(1)	1,187,311	1,794,983
Investments in equity method investees	3,066,738	3,482,292
Prepaid benefit cost (Note 13)	1,356,603	1,335,369
Cash collateral pledged for derivative transactions (Note 9)	2,893,178	2,585,837
Cash collateral for the use of Bank of Japan’s settlement infrastructure	933,000	933,000
Accrued interest	246,271	500,506
Deferred tax assets (Note 8)	79,191	182,388
Right-of-use assets of operating leases (Note 7)	261,803	227,112
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	11,621,567	—
Other	4,421,979	5,659,034
Total	¥26,712,084	¥17,455,004
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,970,158	¥2,062,782
Other	1,311,035	1,920,945
Obligations to return securities received as collateral (Notes 15, 16 and 31)	6,826,215	6,891,545
Accrued interest	98,183	385,921
Deferred tax liabilities (Note 8)	530,267	208,610
Allowance for off-balance sheet credit instruments	126,055	143,770
Accrued benefit cost (Note 13)	89,062	89,092
Guarantees and indemnifications	45,358	54,359
Cash collateral received for derivative transactions (Note 9)	1,017,580	1,318,338
Obligations under operating leases (Note 7)	384,183	337,391
Liabilities held for sale relating to transferred business of MUFG Union Bank (Note 2)	11,157,660	—
Accrued and other liabilities	3,106,706	3,934,453
Total	¥26,662,462	¥17,347,206

Note:
(1)Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the consolidated statements of operations. The receivables relating to the card business include ¥5,483 million and ¥6,849 million of past due receivables (1-3 months past due receivables of ¥2,581 million and ¥3,173 million, and greater than 3 months past due receivables of ¥2,902 million and ¥3,676 million) as of March 31, 2022 and 2023, respectively and the credit quality for these receivables is primarily evaluated based on the extent of past due. The outstanding balance of the accounts receivable is presented on a net basis after allowance for credit losses. The change of allowance for credit losses on these receivables during the fiscal years ended March 31, 2021, 2022 and 2023 is primarily due to provision of the allowance for the receivables.
Investments in equity method investees include marketable equity securities carried at ¥2,481,644 million and ¥2,918,480 million at March 31, 2022 and 2023, respectively. Corresponding aggregated market values were ¥4,714,562 million and ¥5,099,671 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥2,058,638 million and ¥2,443,602 million at March 31, 2022 and 2023, respectively. As of March 31, 2023, the MUFG Group held approximately 22.58% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥183,932 million and ¥194,225 million at March 31, 2022 and 2023, respectively.
The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥53,758 million, ¥6,949 million and ¥58,061 million for the fiscal years ended March 31, 2021, 2022 and 2023 respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of operations.
Summarized Financial Information of the MUFG Group’s Equity Method Investees
Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2022 and 2023, and for each of the three years ended March 31, 2023 is as follows:

	2022	2023
	(in billions)
Trading assets	¥36,335	¥42,770
Securities purchased under agreements to resell	15,637	16,275
Securities borrowed	18,480	19,524
Total assets	149,589	160,223
Deposits	44,163	46,405
Customer and other payables	29,815	29,470
Borrowings	28,127	33,407
Total liabilities	136,851	146,609
Noncontrolling interests	144	151

	2021	2022	2023
	(in billions)
Net revenues	¥5,841	¥6,655	¥7,235
Total non-interest expenses	3,932	4,498	5,376
Income from continuing operations before income taxes	1,881	2,139	1,797
Net income applicable to Morgan Stanley	1,433	1,650	1,402
Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2022 and 2023, and for each of the three years ended March 31, 2023 is as follows:

	2022	2023
	(in billions)
Net loans	¥17,107	¥18,114
Total assets	32,992	35,208
Deposits	11,291	11,963
Total liabilities	27,255	29,123
Noncontrolling interests	93	77

	2021	2022	2023
	(in billions)
Total interest income	¥1,058	¥1,119	¥1,430
Total interest expense	375	335	519
Net interest income	683	784	911
Provision for credit losses	215	207	245
Income before income tax expense	476	582	616
Net income	400	488	498